Average Annual Total Returns - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2015 Fund	May 30, 2023
Fidelity Freedom Blend 2015 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(15.05%)
Since Inception	2.63%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	0.25%	[1]
F0550
Average Annual Return:
Past 1 year	(14.37%)
Since Inception	2.75%	[1]

[1]	A From August 31, 2018